Real Estate Facilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Real Estate [Abstract]
Real Estate Facilities
Note 3. Real Estate Facilities
The following summarizes the activity in real estate facilities during the nine months ended September 30, 2022:

Real estate facilities
Balance at December 31, 2021	$1,593,623,628
Facilities acquired through merger with SSGT II	228,359,718
Other facility acquisitions	69,981,850
Impact of foreign exchange rate changes	(15,693,784)
Improvements and additions	5,074,642

Balance at September 30, 2022	$1,881,346,054

Accumulated depreciation
Balance at December 31, 2021	$(155,926,875)
Depreciation expense	(35,420,113)
Impact of foreign exchange rate changes	1,998,533

Balance at September 30, 2022	$(189,348,455)

SSGT II Merger
On June 1, 2022, (the “SSGT II Merger Date”), each share of SSGT II’s common stock, $0.001 par value per share (“SSGT II Common Stock”), issued and outstanding immediately prior to the effective time of the Merger (other than shares owned by us, any subsidiary of ours, or any subsidiary of SSGT II) was automatically converted into the right to receive 0.9118 shares of our Class A Shares, subject to the treatment of fractional shares in accordance with the SSGT II merger agreement (the “SSGT II Merger Consideration”).
As a result of the SSGT II Merger, we acquired all of the real estate owned by SSGT II, which as of the SSGT II Merger date consisted of (i) 10 wholly-owned self storage facilities located in seven states comprising approximately 7,740 self storage units and approximately 853,900 net rentable square feet, and (ii) SSGT II’s 50% equity interest in three unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada. The unconsolidated real estate ventures consist of one operating self storage property and two parcels of land being developed into self storage facilities, with subsidiaries of SmartCentres owning the other 50% of such entities. Additionally, we obtained SSGT II’s rights to acquire (i) one parcel of land being developed into a self storage facility in an unconsolidated joint venture with SmartCentres, and (ii) a self storage property located in Southern California.
The following table reconciles the total consideration transferred in the SSGT II Merger:

Fair value of consideration:
Common stock issued	$168,791,577
Cash (1)	76,300,006
Preexisting investments in and advances to SSGT II (2)	16,066,930

Total consideration	$261,158,513

(1)
The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.

(2)	Upon our acquisition of SSGT II, we recorded a gain of approximately $16.1 million to record the then fair market value of our special limited partnership interest in SSGT II operating partnership.
We issued approximately 11.5 million Class A Shares to the former SSGT II stockholders in connection with the SSGT II Merger. The estimated fair value of our common stock issued was determined by third party valuation specialists primarily based on an income approach to value our properties as well as our Managed REIT Platform, adjusted for market related adjustments and illiquidity discounts, less the estimated fair value of our debt and other liabilities.

These fair value measurements are based on significant inputs not observable in the market and thus represent a Level 3 measurement as discussed in Note 2 – Summary of Significant Accounting Policies. The key assumptions used in estimating the fair value of our common stock included a marketability discount of 6%, projected annual net operating income, land sales comparisons, growth rates, discount rates, and capitalization rates.
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SSGT II Merger:

Assets Acquired:
Land	$21,111,616
Buildings	201,026,974
Site improvements	6,221,128
Construction in process	252,925
Intangible assets (1)	15,688,002
Investments in real estate joint ventures	7,394,539
Cash and cash equivalents, and restricted cash	10,759,283
Other assets	847,359

Total assets acquired	$263,301,826
Liabilities assumed:
Total liabilities assumed (2)	$2,143,313

Total net assets acquired	$261,158,513

(1)
Approximately $8.0 million of the intangible assets acquired relates to the value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger. The remainder of the intangible asset relates to value ascribed to the in-place
leases on the properties acquired.

(2)	Liabilities assumed represents accounts payable and other liabilities.
SST IV Merger
On November 10, 2020, we, SST IV Merger Sub, LLC, a Maryland limited liability company and a wholly-owned subsidiary of ours (“SST IV Merger Sub”), and SST IV entered into an agreement and plan of merger (the “SST IV Merger Agreement”). Pursuant to the terms and conditions set forth in the SST IV Merger Agreement, on March 17, 2021 (the “SST IV Merger Date”), we acquired SST IV by way of a merger of SST IV with and into SST IV Merger Sub, with SST IV Merger Sub being the surviving entity.
On the SST IV Merger Date, each share of SST IV common stock outstanding immediately prior to the SST IV Merger Date (other than shares owned by SST IV and its subsidiaries or us and our subsidiaries) was automatically converted into the right to receive 2.1875 Class A Shares (the “SST IV Merger Consideration”). Immediately prior to the SST IV Merger, all shares of SST IV common stock that were subject to vesting and other restrictions also became fully vested and converted into the right to receive the SST IV Merger Consideration.
As a result of the SST IV Merger, we acquired all of the real estate owned by SST IV, consisting of 24 wholly-owned self storage facilities located across nine states and six self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada. As of the SST IV Merger Date, the real estate joint ventures consisted of three operating properties and three properties in various stages of development.

The following table reconciles the total consideration transferred in the SST IV Merger:

Fair value of consideration:
Common stock issued	$231,412,470
Cash (1)	54,250,000
Other	365,703

Total consideration	$286,028,173

(1)
The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the SST IV Merger, as well as approximately $0.3 million in transaction costs.

We issued approximately 23.1 million Class A Shares to the former SST IV stockholders in connection with the SST IV Merger. The estimated fair value of our common stock issued was determined by third party valuation specialists primarily based on an income approach to value the properties as well as our Managed REIT Platform, adjusted for market related adjustments and illiquidity discounts, less the estimated fair value of our debt and other liabilities.
These fair value measurements are based on significant inputs not observable in the market and thus represent a Level 3 measurement as discussed in Note 2 – Summary of Significant Accounting Policies. The key assumptions used in estimating the fair value of our common stock included a marketability discount of 6%, projected annual net operating income, land sales comparisons, growth rates, discount rates, and capitalization rates.
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SST IV
Merger:

Assets Acquired:
Land	$54,385,560
Buildings	257,618,228
Site improvements	12,340,848
Construction in process	1,467,090
Intangible assets	20,052,449
Investments in real estate joint ventures	17,495,254
Cash and cash equivalents, and restricted cash	7,763,490
Other assets	4,145,394

Total assets acquired	$375,268,313
Liabilities assumed:
Debt (1)	$81,165,978
Accounts payable and other liabilities	8,074,162

Total liabilities assumed	$89,240,140

Total net assets acquired	$286,028,173

(1)
Debt assumed includes approximately $40.5 million of debt on the KeyBank SST IV CMBS Loan, a $0.1 million fair market value discount on such debt, and the approximately $40.8 million SST IV TCF Loan. See Note 5 – Debt, for additional information.

Self Storage Facility Acquisitions
On February 8, 2022, we purchased a self storage facility located in Algonquin, Illinois (the “Algonquin Property”). The purchase price for the Algonquin Property was approximately $19.0 million, plus closing costs. Upon acquisition, the property was approximately 72.4% occupied. The acquisition was funded with proceeds from the KeyBank Credit Facility Revolver.
On May 10, 2022, we purchased a self storage facility located in Sacramento, California (the “Sacramento II Property”). The purchase price for the Sacramento II Property was approximately $25.4 million, plus closing costs. Upon acquisition, the property was approximately 90.3% occupied. The acquisition was funded with proceeds from the KeyBank Credit Facility Revolver.
On May 17, 2022, we purchased a self storage facility located in St. Johns, Florida (the “St. Johns Property”). The purchase price for the St. Johns Property was approximately $16.3 million, plus closing costs. Upon acquisition, the property was approximately 94.6% occupied. The acquisition was funded with proceeds from the KeyBank Credit Facility Revolver.
On June 28, 2022, we purchased a self storage facility located in Aurora, Colorado (the “Aurora Property”). The purchase price for the Aurora Property was approximately $12.0 million, plus closing costs. Upon acquisition, the property was approximately 82.2% occupied. The acquisition was funded with proceeds from the KeyBank Credit Facility Revolver.
The following table summarizes the purchase price allocation for the real estate related assets acquired during the nine months ended September 30, 2022:

Acquisition	Acquisition Date	Real Estate Assets	Intangibles		Total (1)	2022 Revenue (2)	2022 Net Operating Income (2)(3)
Algonquin, IL	2/8/2022	$18,156,701	$849,414		$19,006,115	$887,569	$534,225
Sacramento II, CA	5/10/2022	24,625,559	754,564		25,380,123	549,346	308,389
St Johns, FL	5/17/2022	15,531,636	773,279		16,304,915	398,006	281,476
SSGT II (4)	6/1/2022	228,359,718	7,732,962	(5)	236,092,680	4,928,141	3,431,971
Aurora III, CO	6/28/2022	11,667,954	343,779		12,011,733	208,021	98,756

		$298,341,568	$10,453,998		$308,795,566	$6,971,083	$4,654,817

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(2)	The operating results of the self storage properties acquired have been included in our consolidated statements of operations since their respective acquisition dates.
(3)	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition related expenses.
(4)
This acquisition consisted of ten properties, three in Florida, one in Wisconsin, two in Washington, one in Texas, one in California, one in Arizona, and one in Nevada. Other assets and liabilities were also acquired in this acquisition, which are not described immediately above; refer to the disclosure within this footnote to the financial statements further above for additional information.

(5)
This represents the value of the in place lease intangible assets acquired in the SSGT II Merger, and excludes the approximately $8.0 million of value assigned to a purchase and sale agreement contract intangible asset acquired in the SSGT II Merger related to a property in San Gabriel, California.

Potential Acquisitions
Subsequent to September 30, 2022, we, through our wholly-owned subsidiaries were party to purchase and sale agreements with unaffiliated third parties for the acquisition of self storage facilities. The total purchase price for these properties was approximately $82.1 million, plus closing costs. There can be no assurance that we will complete these acquisitions. If we fail to acquire these properties, in addition to the incurred acquisition costs, we may also forfeit earnest money as a result.
We may assign some of the above purchase and sale agreements to our Managed REITs.

Note 3. Real Estate Facilities
The following summarizes the activity in real estate facilities during the years ended December 31, 2021 and 2020:

Real estate facilities
Balance at December 31, 2019	$1,173,825,368
Impact of foreign exchange rate changes	4,147,798
Acquisitions, additions and other (1)	32,129,416

Balance at December 31, 2020	1,210,102,582
Facilities acquired through merger with SST IV	324,344,636
Facility acquisitions	47,162,974
Impact of foreign exchange rate changes	(138,457)
Improvements and additions (2)	12,151,893
Other facility acquisitions (3)	15,689,143
Disposition due to deconsolidation (3)	(15,689,143)

Balance at December 31, 2021	$1,593,623,628

Accumulated depreciation
Balance at December 31, 2019	$(83,692,491)
Depreciation expense	(31,711,102)
Impact of foreign exchange rate changes	(499,452)

Balance at December 31, 2020	(115,903,045)
Depreciation expense	(40,158,233)
Disposition due to deconsolidation (3)	62,466
Impact of foreign exchange rate changes	71,937

Balance at December 31, 2021	$(155,926,875)

(1)	Such amount includes approximately $13 million of construction in process that was placed into service during the year ended December 31, 2020.
(2)
Included herein is an addition to our Riverview, Florida property of approximately $2.3 million, which added approximately 25,400 net rentable square feet and approximately 150 additional units, and opened in June of 2021. The remainder consists primarily of solar panel installations, LED lighting conversions, and other general capital improvements.

(3)
Such activity represents the acquisition of a property completed by SST VI OP, which as of the acquisition date was consolidated within our consolidated financial statements. On May 1, 2021, we deconsolidated SST VI OP as we were no longer the primary beneficiary, which resulted in the removal of such facility from our consolidated balance sheet. Our investment in SST VI OP is now included within “Investments in and advances to managed REITs” within our consolidated balance sheet.

Merger with Strategic Storage Trust IV, Inc.
On November 10, 2020, we, SST IV Merger Sub, LLC, a Maryland limited liability company and a wholly-owned subsidiary of ours (“SST IV Merger Sub”), and SST IV entered into an agreement and plan of merger (the “SST IV Merger Agreement”). Pursuant to the terms and conditions set forth in the SST IV Merger Agreement, on March 17, 2021 (the “SST IV Merger Date”), we acquired SST IV by way of a merger of SST IV with and into SST IV Merger Sub, with SST IV Merger Sub being the surviving entity.
On the SST IV Merger Date, each share of SST IV common stock outstanding immediately prior to the SST IV Merger Date (other than shares owned by SST IV and its subsidiaries or us and our subsidiaries) was automatically converted into the right to receive 2.1875 Class A Shares (the “SST IV Merger Consideration”). Immediately prior to the SST IV Merger Effective Time, all shares of SST IV common stock that were subject to vesting and other restrictions also became fully vested and converted into the right to receive the SST IV Merger Consideration.
As a result of the SST IV Merger, we acquired all of the real estate owned by SST IV, consisting of 24 wholly-owned self storage facilities located across nine states and six self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada. As of the SST IV Merger Date, the real estate joint ventures consisted of three operating properties and three properties in various stages of development.
The following table reconciles the total consideration transferred in the SST IV Merger:

Fair Value of Consideration Transferred:
Common stock issued	$231,412,470
Cash (1)	54,250,000
Other	365,703

Total Consideration Transferred	$286,028,173

(1)
The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the Merger, as well as approximately $0.3 million in transaction costs.

We issued approximately 23.1 million Class A Shares to the former SST IV shareholders in connection with the SST IV Merger. The estimated fair value of our common stock issued was determined by third party valuation specialists primarily based on an income approach to value the properties as well as our Managed REIT Platform, adjusted for market related adjustments and illiquidity discounts, less the estimated fair value of our debt and other liabilities.
These fair value measurements are based on significant inputs not observable in the market and thus represent a Level 3 measurement as discussed in Note 2 – Summary of Significant Accounting Policies. The key assumptions used in estimating the fair value of our common stock included a marketability discount of 6%, and projected annual net operating income, land sales comparisons, growth rates, discount rates, and capitalization rates.
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SST IV Merger:

Assets Acquired:
Land	$54,385,560
Buildings	257,618,228
Site improvements	12,340,848
Construction in progress	1,467,090
Intangible assets	20,052,449
Investments in real estate joint ventures	17,495,254
Cash and cash equivalents, and restricted cash	7,763,490
Other assets	4,145,394

Total assets acquired	$375,268,313
Liabilities assumed:
Debt (1)	$81,165,978
Accounts payable and other liabilities	8,074,162

Total liabilities assumed	$89,240,140

Total net assets acquired	$286,028,173

(1)
Debt assumed includes approximately $40.5 million of debt on the KeyBank SST IV CMBS Loan, a $0.1 million fair market value discount on such debt, and the approximately $40.8 million SST IV TCF Loan. See Note 6 – Debt for additional information.

Self Storage Facility Acquisitions
On April 16, 2021, we purchased a self storage facility (the “Oakville III Property”) located in the Greater Toronto Area of Ontario, Canada. We acquired the Oakville III Property from an unaffiliated third party for a purchase price of approximately $25.0 million Canadian Dollars (“CAD”), plus closing costs. Upon acquisition, the property was approximately 42% occupied.
On May 27, 2021, we purchased a self storage facility located in Riverside, California (the “Riverside III Property”). The purchase price for the Riverside III Property was approximately $10.7 million, plus closing costs. Upon acquisition, the property was approximately 95% occupied.
On October 19, 2021 we purchased a self storage facility (the “Lakewood Property”) located in the greater Denver, Colorado area. The purchase price for the Lakewood Property was approximately $17.5 million, plus closing costs. Upon acquisition, the property was approximately 91.3% occupied.
The following table summarizes our purchase price allocation for our acquisitions during the year ended December 31,
2021:

Acquisition	Acquisition Date	Real Estate Assets	Construction in Process	Investment in Real Estate Joint Ventures	Intangibles	Total (1)	2021 Revenue (2)	2021 Net Operating Income (2)(3)
SST IV Merger	3/17/2021	$324,344,636	$1,467,090	$17,495,254	$20,052,449	$363,359,429	$24,956,689	$17,312,323
Iroquois Shore Road- Oakville III	4/16/2021	20,061,045	—	—	332,840	20,393,885	568,351	269,764
Van Buren Blvd - Riverside III	5/27/2021	10,216,645	—	—	450,145	10,666,790	509,698	330,084
Alameda Parkway- Lakewood	10/19/2021	16,885,284	—	—	626,258	17,511,542	241,967	151,443

2021 Total		$371,507,610	$1,467,090	$17,495,254	$21,461,692	$411,931,646	$26,276,705	$18,063,614

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(2)
The operating results of the self storage properties acquired during the year ended December 31, 2021 were included in our consolidated statements of operations since their respective acquisition date. Such amounts do not include activity from our investments in real estate joint ventures, which are included in Other in our consolidated statements of Operations. For additional information see Note 4 - Investments in Unconsolidated Real Estate Ventures.

(3)	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition expenses.
Subsequent Acquisitions
On February 8, 2022, subsequent to December 31, 2021, we purchased a self storage facility located in Algonquin, Illinois (the “Algonquin Property”). The purchase price for the Algonquin Property was approximately $19 million, plus closing costs. Upon acquisition, the property was approximately 72.4% occupied. See Note 14 - Subsequent Events for additional information.
Potential Acquisitions
On December 28, 2021, one of our subsidiaries executed a purchase and sale agreement with an unaffiliated third party for the acquisition of an existing operating self storage facility located in the city of Portland, Oregon (the “Portland Property”). The purchase price for the Portland Property is $15 million, plus closing costs. There can be no assurance that we will complete this acquisition. If we fail to acquire the Portland Property, in addition to the incurred acquisition costs, we may also forfeit earnest money as a result.
On January 31, 2022, one of our subsidiaries executed a purchase and sale agreement with an unaffiliated third party for the acquisition of an existing operating self storage facility located in the city of Vancouver, Washington
(the “Vancouver Property”). The purchase price for the Vancouver Property is $25 million, plus closing costs. There can be no assurance that we will complete this acquisition. If we fail to acquire the Vancouver Property, in addition to the incurred acquisition costs, we may also forfeit earnest money as a result.
On February 23, 2022, one of our subsidiaries executed a purchase and sale agreement with an unaffiliated third party for the acquisition of an existing operating self storage facility located in the city of Sacramento, California (the “Sacramento Property”). The purchase price for the Sacramento Property is $25.8 million, plus closing costs. There can be no assurance that we will complete this acquisition. If we fail to acquire the Sacramento Property, in addition to the incurred acquisition costs, we may also forfeit earnest money as a result.
On February 24, 2022, one of our subsidiaries executed a purchase and sale agreement with an unaffiliated third party for the acquisition of two existing operating self storage facilities located in the cities of Levittown, Pennsylvania, and Newark, Delaware (the “Levittown and Newark Portfolio”). The purchase price for the Levittown and Newark Portfolio is approximately $40.7 million, plus closing costs. There can be no assurance that we will complete this acquisition. If we fail to acquire the Levittown and Newark Portfolio, in addition to the incurred acquisition costs, we may also forfeit earnest money as a result.
On March 17, 2022, one of our subsidiaries executed a purchase and sale agreement with an unaffiliated third party for the acquisition of an existing operating self storage facility located in the city of St. Johns, Florida (the “St. Johns Property”). The purchase price for the St. Johns Property is $16.3 million, plus closing costs. There can be no assurance that we will complete this acquisition. If we fail to acquire the St. Johns Property, in addition to the incurred acquisition costs, we may also forfeit earnest money as a result.
On March 11, 2022, one of our subsidiaries executed a purchase and sale agreement with an unaffiliated third party for the acquisition of an existing operating self storage facility located in the city of Chandler, Arizona (the “Chandler Property”). The purchase price for the Chandler Property is $25.5 million, plus closing costs. There can be no assurance that we will complete this acquisition. If we fail to acquire the Chandler Property, in addition to the incurred acquisition costs, we may also forfeit earnest money as a result.
We may assign certain of the above purchase and sale agreements in part or in full to one of our Managed REITs.
Acquisition Completed by SST VI OP and Other SST VI OP Events
On March 10, 2021, SmartStop OP made an investment of $5.0 million in SST VI OP, in exchange for common units of limited partnership interest in SST VI OP.
On March 11, 2021, SST VI OP, through a wholly-owned subsidiary, used these funds, in part, to acquire its first self storage facility in Phoenix, Arizona for approximately $16 million. In connection with SST VI OP’s acquisition of the Phoenix property, we provided a $3.5 million mezzanine loan to a wholly-owned subsidiary of SST VI OP with an initial interest rate of 8.5% and term of six months; as well as a 180 day extension option which was exercised and increased the interest rate to 9.25% for the remainder of the term.
In addition to the mezzanine loan, SST VI financed the acquisition, in part, by obtaining a third party mortgage loan on the property of approximately $9 million.
SST VI commenced its private offering in the first quarter of 2021. Given our level of ownership as of March 31, 2021, SST VI OP and its subsidiaries were consolidated in our financial statements, and all related intercompany transactions were eliminated.
On April 16, 2021, in connection with SST VI OP’s investment in a real estate joint venture property located in North York, Ontario Canada, we provided an additional $2.1 million mezzanine loan with similar terms as the mezzanine loan discussed above.
SST VI raised sufficient equity through its private offering such that, since May 1, 2021, we were no longer the primary beneficiary, and their operations are no longer consolidated by us. See Note 10 – Related Party Transactions for more information regarding our investments in SST VI and SST VI OP.